Segment Reporting (Summary of Financial Information by Segments) (Details) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015		Dec. 31, 2014		Jun. 30, 2014		Mar. 31, 2014	[2],[4]	Dec. 31, 2013	[2],[5],[6]	Sep. 30, 2013	[2]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue from external customers	$ 369.6	$ 361.9	[1]	$ 323.9	[1]	$ 298.1	[2],[3]	$ 283.2		$ 278.7		$ 269.7		$ 736.4	$ 644.5	$ 1,347.1	[1]	$ 1,129.7	[2]	$ 1,011.0
Segment Adjusted EBITDA	218.9			189.7										434.3	372.7	782.6		660.3		560.5
Total assets	6,273.1	6,094.0		4,988.8		4,980.9								6,273.1	4,988.8	6,094.0		4,980.9		4,152.1
Capital expenditures	172.4			129.5										331.6	244.8	530.4		360.8		323.3
Zayo Group, LLC [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	279.0			256.0										552.9	507.5	1,040.1		956.5		876.4
Total assets	5,987.1	5,868.3				4,726.3								5,987.1		5,868.3		4,726.3
Capital expenditures														283.7	207.9
Reportable Segments [Member] | Dark Fiber Solutions [ Member ]
Segment Reporting Information [Line Items]
Revenue from external customers	137.7													272.7		531.3		419.8		358.8
Segment Adjusted EBITDA	99.1													195.7		364.3		288.2		250.7
Total assets	3,078.3	2,848.9				2,714.6								3,078.3		2,848.9		2,714.6		2,213.2
Capital expenditures	109.2			69.7										202.7	127.8	279.7		181.0		165.8
Reportable Segments [Member] | Network Connectivity [ Member ]
Segment Reporting Information [Line Items]
Revenue from external customers	168.7													335.7		648.0		606.2		570.5
Segment Adjusted EBITDA	89.9													178.6		339.2		326.7		278.3
Total assets	1,900.7	1,807.7				1,739.1								1,900.7		1,807.7		1,739.1		1,685.5
Capital expenditures	48.1			52.5										94.8	98.8	195.1		151.6		143.0
Reportable Segments [Member] | Colocation and Cloud Infrastructure [ Member ]
Segment Reporting Information [Line Items]
Revenue from external customers	58.5			27.0										116.8	53.9	144.6		75.6		54.2
Segment Adjusted EBITDA	29.0			13.4										57.4	26.7	73.7		37.4		25.4
Total assets	1,027.2	1,013.7		250.1		157.9								1,027.2	250.1	1,013.7		157.9		98.3
Capital expenditures	15.1			7.3										34.1	18.2	55.4		28.2		14.5
Reportable Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4.7			5.5										11.2		23.2		28.1		27.8
Segment Adjusted EBITDA	0.9			1.1										2.6		5.3		8.0		6.2
Total assets	34.4	35.0		36.1		43.1								34.4	36.1	35.0		43.1		32.4
Capital expenditures																0.2
Corporate/eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from external customers																				(0.3)
Segment Adjusted EBITDA																				(0.1)
Total assets	$ 232.5	$ 388.7		$ 284.2		$ 326.2								$ 232.5	$ 284.2	$ 388.7		$ 326.2		$ 122.7

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[3]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[4]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[5]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[6]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.